Note 47 - Deposits Guarantee Regime (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deposits Guarantee Regime Abstract
Contributions to the Deposits Guarantee Fund	$ (394,431,000)	$ (348,836,000)
Percentage of Shares in SEDESA	10.038%